UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-01899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	02/28(9)
Date of reporting period:	11/30/17

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund, Inc.
November 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.3%
Automobiles & Components - 2.0%
Delphi Automotive	165,320		17,304,044
Tesla	65,791	[a,b]	20,319,550
			37,623,594
Capital Goods - 8.2%
Fortive	338,039		25,234,611
Honeywell International	260,051		40,557,554
PACCAR	251,500		17,687,995
Quanta Services	456,389	[b]	17,297,143
Raytheon	134,554		25,719,997
United Technologies	203,916		24,765,598
			151,262,898
Consumer Durables & Apparel - .7%
PVH	101,601		13,670,415
Consumer Services - 1.3%
Las Vegas Sands	335,928		23,276,451
Diversified Financials - 1.6%
Ameriprise Financial	176,256		28,770,267
Food & Staples Retailing - 1.7%
Costco Wholesale	170,426		31,431,667
Food, Beverage & Tobacco - 4.2%
Kraft Heinz	200,125		16,284,171
Monster Beverage	324,890	[b]	20,360,856
PepsiCo	358,352		41,755,175
			78,400,202
Health Care Equipment & Services - 6.2%
Aetna	57,696		10,395,665
Boston Scientific	858,918	[b]	22,572,365
IDEXX Laboratories	87,956	[b]	13,757,198
UnitedHealth Group	245,819		56,088,521
WellCare Health Plans	55,074	[b]	11,730,211
			114,543,960
Insurance - 1.6%
Progressive	566,068		30,103,496
Materials - 3.4%
DowDuPont	378,740		27,254,130
Praxair	123,979		19,082,848
Vulcan Materials	125,377		15,753,620
			62,090,598

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Media - 2.5%
Charter Communications, Cl. A	42,254	[b]	13,783,677
Comcast, Cl. A	845,391		31,735,978
			45,519,655
Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
Biogen	103,854	[b]	33,458,643
BioMarin Pharmaceutical	123,089	[b]	10,561,036
Bristol-Myers Squibb	335,177		21,179,835
Celgene	262,663	[b]	26,484,310
Merck & Co.	217,824		12,039,133
Neurocrine Biosciences	190,430	[a,b]	13,690,013
Zoetis	302,926		21,898,521
			139,311,491
Retailing - 10.9%
Amazon. com	66,290	[b]	78,006,758
Dollar Tree	205,235	[b]	21,089,949
Home Depot	240,453		43,238,259
Nordstrom	271,384	[a]	12,334,403
Priceline Group	19,925	[b]	34,663,722
Wayfair, Cl. A	168,340	[a,b]	11,782,117
			201,115,208
Semiconductors & Semiconductor Equipment - 6.4%
Broadcom	186,102		51,725,190
NVIDIA	169,860		34,092,601
Texas Instruments	325,602		31,677,819
			117,495,610
Software & Services - 23.4%
Activision Blizzard	411,616		25,684,838
Alphabet, Cl. A	16,208	[b]	16,794,243
Alphabet, Cl. C	68,566	[b]	70,033,998
Facebook, Cl. A	411,217	[b]	72,859,428
First Data, Cl. A	942,047	[b]	15,496,673
Fortinet	436,978	[b]	18,379,295
HubSpot	188,172	[a,b]	15,232,523
PayPal Holdings	478,005	[b]	36,199,319
salesforce.com	317,071	[b]	33,076,847
ServiceNow	167,123	[b]	20,556,129
Splunk	212,914	[a,b]	17,052,282
Square, Cl. A	362,896	[a,b]	14,232,781
Teradata	412,136	[a,b]	15,665,289
Twilio, Cl. A	339,236	[a,b]	9,044,032
Visa, Cl. A	448,082	[a]	50,449,552
			430,757,229
Technology Hardware & Equipment - 11.2%
Apple	552,574		94,959,842

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Technology Hardware & Equipment - 11.2% (continued)
Arista Networks	52,742	[a,b]	12,295,215
Microsoft	1,190,634		100,215,664
			207,470,721
Telecommunication Services - 2.9%
T-Mobile US	274,603	[b]	16,770,005
Verizon Communications	724,523		36,870,976
			53,640,981
Transportation - 1.5%
Union Pacific	214,732		27,163,598
Total Common Stocks (cost $1,268,803,052)			1,793,648,041

Other Investment - 3.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $56,688,683)	56,688,683	[c]	56,688,683

Investment of Cash Collateral for Securities Loaned - 2.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $49,406,095)	49,406,095	[c]	49,406,095
Total Investments (cost $1,374,897,830)	103.0%		1,899,742,819
Liabilities, Less Cash and Receivables	(3.0%)		(55,971,208)
Net Assets	100.0%		1,843,771,611

a Security, or portion thereof, on loan. At November 30, 2017, the value of the fund’s securities on loan was $117,751,820 and the value of the collateral held by the fund was $118,563,451, consisting of cash collateral of $49,406,095 and U.S. Government &
Agency securities valued at $69,157,356.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund, Inc.
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,741,922,851	-	-	1,741,922,851
Equity Securities—
Foreign Common
Stocks†	51,725,190	-	-	51,725,190
Registered Investment
Companies	106,094,778	-	-	106,094,778

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2017, accumulated net unrealized appreciation on investments was $524,844,989, consisting of $538,918,262 gross unrealized appreciation and $14,073,274 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 11, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 11, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 11, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)